As filed with the Securities and Exchange Commission on August 17, 2017
Registration No. 033-59474
Investment Company Act of 1940 File No. 811-07572

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 222
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 222
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-9328
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ADAM U. SHAIKH
The Principal Financial Group
Des Moines, Iowa 50392
(Name and address of agent for service)
_________________
Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
___    immediately upon filing pursuant to paragraph (b)
XX     on September 15, 2017 pursuant to paragraph (b)
___    60 days after filing pursuant to paragraph (a)
___    on (date) pursuant to paragraph (a)
___    75 days after filing pursuant to paragraph (a)(2)
___    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

XX	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Class T shares
EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 193 as it relates to the addition of Class T shares to the California Municipal, Core Plus Bond, Diversified International, Equity Income, Global Real Estate Securities, Government & High Quality Bond, Income, International I, MidCap, Real Estate Securities, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, SmallCap, and Tax-Exempt Bond Funds, until September 15, 2017. Parts A, B and C of the Registrant's Post-Effective Amendment No. 193 under the Securities Act of 1933 as it relates to the addition of Class T shares to the California Municipal, Core Plus Bond, Diversified International, Equity Income, Global Real Estate Securities, Government & High Quality Bond, Income, International I, MidCap, Real Estate Securities, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, SmallCap and Tax-Exempt Bond Funds, filed on January 30, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 17th day of August, 2017.

Principal Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	August 17, 2017

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	August 17, 2017

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	August 17, 2017

(E. Ballantine)* __________________________ E. Ballantine	Director	August 17, 2017

(L. T. Barnes)* __________________________ L. T. Barnes	Director	August 17, 2017

(C. Damos)* __________________________ C. Damos	Director	August 17, 2017

(N. M. Everett)* __________________________ N. M. Everett	Chair	August 17, 2017

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	August 17, 2017

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	August 17, 2017

(T. Huang)* __________________________ T. Huang	Director	August 17, 2017

(K. McMillan)* __________________________ K. McMillan	Director	August 17, 2017

(E. A. Nickels)* __________________________ E. A. Nickels	Director	August 17, 2017

* Pursuant to Power of Attorney appointing M. J. Beer
Previously filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274), filed for E. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800)